Intangible assets	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets
a) Goodwill
The detail of Intangible Assets - Goodwill at 30 June 2020 and 31 December 2019, based on the cash-generating units giving rise thereto, is as follows:

	Million euros
	30-06-2020	31-12-2019
Banco Santander (Brasil)	3,216	4,388
SAM Investment Holdings Limited (*)	1,444	1,173
Santander Consumer Germany	1,236	1,236
Santander Bank Polska	1,133	2,427
Santander Portugal	1,040	1,040
Santander España	1,027	1,027
Santander Consumer USA	986	2,143
Santander Bank, National Association	647	1,828
Santander UK	584	7,147
Banco Santander Chile	540	589
Grupo Financiero Santander (Mexico)	426	460
Santander Consumer Nordics	210	496
Other entities	106	292
Total Goodwill	12,595	24,246
(*) The increase in 2020 arises from the repurchase of the pension plan and collective investment institution business from Banco Popular Español, S.A.U. to the Allianz Group (see Note 2).

As mentioned in Note 1.c, the accounting standard (IAS 36) requires that a cash‑generating unit to which goodwill has been allocated is tested for impairment annually, and whenever there is an indication that the unit may be impaired.
In the second quarter of 2020, having considered the updated economic and business environment resulting from COVID-19, the current market conditions and the existing economic uncertainty, an interim impairment test was performed as of 30 June 2020 for certain CGUs. As a result, the Group recognised EUR 10,100 million of goodwill impairment mainly related to the following CGUs: Santander UK, Santander Bank Polska, Santander Consumer USA, Santander Bank, National Association and Santander Consumer Nordics. In addition, during the first six months of 2020, goodwill decreased by EUR 1,897 million due to exchange differences (see Note 11).
Impairment resulted from a combination of factors, including those related to COVID-19, and mainly the updated macroeconomic outlook which caused the Group to project lower earnings in some units but also reduce perpetual growth rate assumptions and increased discount rates used to estimate the value in use of such CGUs. Such impairment was recorded during the first six months of 2020 under the heading Impairment or reversal of impairment on non-financial assets, net -Intangible assets of the consolidated profit and loss account.
The changes in goodwill were as follows:

Million euros
2020
Balance at beginning of year	24,246
Additions	346
Of which:
SAM Investment Holdings Limited (Note 2)	271
Impairment losses	(10,100)
Of which:
Santander UK	(6,101)
Santander Bank Polska	(1,192)
Santander Consumer USA	(1,153)
Santander Bank, National Association	(1,177)
Santander Consumer Nordics	(277)
Disposals or changes in scope of consolidation	—
Exchange differences and other items	(1,897)
Balance at end of period	12,595

Following is a detail of the main assumptions which has been taken into account for determine the recoverable amount as of 30 June 2020 of the most significant cash-generating units which were valued using the discounted cash flow method and those used in 2019 year-end for comparison purposes:

	30-06-2020		31-12-2019
	Discount rate (*)	Nominal perpetual growth rate	Discount rate (*)	Nominal perpetual growth rate
Santander UK	9.4%	2.3%	8.5%	2.5%
Santander Bank Polska	10.2%	3.5%	9.2%	3.5%
Santander Consumer USA	10.6%	1.5%	9.5%	1.5%
Santander Bank, National Association(**)	10.7%	2.5%	9.6%	3.6%
Santander Consumer Nordics	9.9%	2.0%	8.6%	2.5%
(*) Post-tax discount rate.
(**) Weighted information of the main hypotheses of the segments that are allocated within the goodwill.

For other significant CGUs where goodwill is not impaired as of 30 June 2020, the Group performs a sensitivity analysis, given the degree of uncertainty of certain assumptions, using reasonable changes in the key assumptions on which the recoverable amount of the cash-generating units is based in order to confirm whether their recoverable amount still exceeds their carrying amount. The sensitivity analysis involved adjusting the discount rate by +50 basis points and the perpetual growth rate by -50 basis points. Such sensitivity analysis was performed for other significant CGUs and considering reasonable changes in these key assumptions the value in use of all the cash-generating units still exceeds their recoverable amount. In addition, the Group analysed the recoverable amount of Banco Santander - Chile, Grupo Financiero Santander (México) and Banco Santander (Brasil) which is calculated as the fair values of the aforementioned cash-generating units obtained from the market prices of their shares at 30 June 2020. This value exceeded the recoverable amount.

Based on the above, and in accordance with the estimates, forecasts and sensitivity analysis available to the managers of the Bank, during the first six months of 2020 the Group recognised goodwill impairment losses amounting to EUR 10,100 million (no impairment during the six month period ending 30 June 2019) under the heading Impairment or reversal of impairment on non-financial assets, net -Intangible assets of the consolidated profit and loss account. Goodwill is deducted from the CET1 for regulatory purposes, so an impairment of goodwill has no impact on the Group's capital ratios.

Note 17 to the consolidated annual accounts for the year ended 31 December 2019 includes detailed information on the procedures followed by the Group to analyse the potential impairment of the goodwill recognised with respect to its recoverable amount and to recognise the related impairment losses, where appropriate.